STOCK-BASED COMPENSATION PLANS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allocated Share-based Compensation Expense	CAD 0.2	CAD 0.8
Phantom Share Units (PSUs) [Member]
Allocated Share-based Compensation Expense	CAD 0.2	CAD 0.8